DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

5. DERIVATIVE INSTRUMENTS

The fair and notional values of outstanding derivative instruments were as follows (in thousands):

		Fair Value of Derivative Instruments		Notional Value of Derivative Instruments
		December 31,		December 31,
	Balance Sheet Location	2015	2014	2015	2014
Derivative assets	Other current assets	$—	$ 1	$—	$ 233
Derivative liabilities	Accrued liabilities	$—	$ 18	$—	$ 867

The effect of derivatives designated as cash flow hedging instruments on accumulated other comprehensive loss, other income, net, and technology and development expenses was as follows (in thousands):

	Change in Gains (Losses) Recognized in Accumulated Other Comprehensive Loss on Derivatives Before Tax
	Year Ended December 31,
Derivatives Designated as Cash Flow Hedging Instruments	2015	2014	2013
Forward foreign currency exchange contracts	$ 52	$ (56)	$ 130

At December 31, 2015, the effective portion, before tax effect, of the Company’s forward foreign currency exchange contracts designated as cash flow hedging instruments was $0.

		Gains Recognized in Earnings on Derivatives (Amount Excluded from Effectiveness Testing)
		Year Ended December 31,
Derivatives Designated as Cash Flow Hedging Instruments	Location	2015	2014	2013
Forward foreign currency exchange contracts	Other income, net	$ 23	$ 118	$ 100

There was no ineffectiveness related to the Company’s cash flow hedging instruments in the year ended December 31, 2015 and 2014. The ineffectiveness related to the Company’s cash flow hedging instruments was $(8,000) in the year ended December 31, 2013.

		(Gains) Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Effective Portion)
		Year Ended December 31,
Derivatives Designated as Cash Flow Hedging Instruments	Location	2015	2014	2013
Forward foreign currency exchange contracts	Technology and development expenses	$ 45	$ (23)	$ 323

For additional information related to derivative instruments, see Note 1, “Description of Business, Basis of Presentation, Accounting Policies, and Recent Accounting Pronouncements, Accounting Policies—Derivative Instruments”.